CONCENTRATION AND RISK (Tables)	12 Months Ended
Dec. 31, 2022
CONCENTRATION AND RISK
Schedule of Revenues of Major Customers

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2020	2021	2022
Customer A	$369,333	$532,129	$1,379,796
Customer B	67,431	230,088	614,698
Customer C	*	*	529,037
Customer D	*	268,466	516,634

*Represents less than 10%